Mutual Funds - Summary of Mutual Funds Portfolio (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Premier Renta C.P. Pesos [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 5,383,139	$ 4,161,212
Net Worth	$ 5,373,434	$ 2,814,953
Number of Units	1,475,029,312	310,154,313
Premier Renta Plus en Pesos [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 372,537	$ 5,181,498
Net Worth	$ 360,626	$ 3,491,099
Number of Units	49,671,811	388,251,454
Premier Renta Fija Ahorro [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 3,351,833	$ 12,143,284
Net Worth	$ 3,275,490	$ 8,071,548
Number of Units	136,640,472	304,239,464
Premier Renta Fija Crecimiento [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 43,644	$ 491,381
Net Worth	$ 43,322	$ 328,987
Number of Units	4,369,322	23,616,268
Premier Renta Variable [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 159,411	$ 314,984
Net Worth	$ 146,952	$ 208,183
Number of Units	8,130,311	8,180,868
Premier FCI Abierto Pymes [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 410,434	$ 801,872
Net Worth	$ 409,705	$ 542,038
Number of Units	99,122,237	114,190,778
Premier Commodities [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 5,793	$ 15,023
Net Worth	$ 5,155	$ 9,942
Number of Units	1,599,150	2,217,205
Premier Capital [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 180,572	$ 677,451
Net Worth	$ 180,362	$ 454,807
Number of Units	67,052,867	129,624,410
Premier Inversion [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 179,267	$ 1,315,348
Net Worth	$ 179,023	$ 889,141
Number of Units	888,100,323	3,590,757,014
Premier Balanceado [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 612,858	$ 696,010
Net Worth	$ 612,374	$ 470,440
Number of Units	359,887,367	238,318,110
Premier Renta Mixta [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 58,586
Net Worth	$ 58,557
Number of Units	44,863,120
Premier Renta Mixta en USD [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 471,329	$ 5,187,996
Net Worth	$ 4,695,131	$ 3,391,707
Number of Units	13,892,155	110,928,210
Premier Performance en USD [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 2,372,279
Net Worth	$ 2,360,235
Number of Units	62,805,294